Critical Accounting Estimates and Judgements - Summary of Assumptions Used to Estimate Fair Value of Share Options Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) yr $ / shares	Dec. 31, 2020 USD ($) yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of share option (years) | yr	10
Total fair value of options granted | $		$ 6,716
Employees [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	40.00%
Total fair value of options granted | $	$ 8,567
Founders [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	40.00%
Total fair value of options granted | $	$ 43,887
Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)		$ 1,634
Exercise price ($)		$ 1,793
Volatility		35.00%
Expected life of share option (years) | yr		2
Annual risk free interest rate		0.20%
Bottom Of Range [Member] | Employees [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)	$ 1.37
Exercise price ($)	$ 9.89
Expected life of share option (years) | yr	4
Annual risk free interest rate	0.78%
Bottom Of Range [Member] | Founders [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)	$ 1.26
Exercise price ($)	$ 16.96
Expected life of share option (years) | yr	4
Annual risk free interest rate	0.78%
Top Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)		$ 3,861
Exercise price ($)		$ 3,861
Volatility		40.00%
Expected life of share option (years) | yr		2.5
Annual risk free interest rate		1.60%
Top Of Range [Member] | Employees [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)	$ 4.02
Exercise price ($)	$ 16.39
Expected life of share option (years) | yr	6.25
Annual risk free interest rate	1.22%
Top Of Range [Member] | Founders [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value ($)	$ 2.85
Exercise price ($)	$ 17.05
Expected life of share option (years) | yr	6.25
Annual risk free interest rate	1.22%